Structured entities (Tables)	12 Months Ended
Dec. 31, 2021
Structured entities
Schedule of RBS's interest in unconsolidated structured entities

	2021			2020
	Asset			Asset
	backed	Investment		backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	others	Total	vehicles	others	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	490	117	607	319	46	365
Derivative assets	251	18	269	441	16	457
Derivative liabilities	(170)	(1)	(171)	(319)	(21)	(340)
Total	571	134	705	441	41	482

Non trading assets
Loans to customers	1,692	361	2,053	1,400	497	1,897
Other financial assets	3,645	379	4,024	3,892	170	4,062
Total	5,337	740	6,077	5,292	667	5,959

Liquidity facilities/loan commitments	1,403	135	1,538	1,482	204	1,686
Maximum exposure	7,311	1,009	8,320	7,215	912	8,127